Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	MML Series Investment Fund II
Central Index Key	0001317146
Amendment Flag	false
Document Creation Date	Oct. 04, 2013
Document Effective Date	Oct. 04, 2013
Prospectus Date	May 01, 2013